Loans and advances to customers (Tables)	12 Months Ended
Dec. 31, 2017
Loans and advances to customers (Tables) [Abstract]
Loans and advances to customers

25.  Loans and advances to customers

	R$ thousand
	On December 31
	2017	2016
Working capital	52,700,584	60,390,890
Personal credit (1)	60,570,146	56,255,740
Housing loans	59,963,375	60,458,038
Financing and export	38,272,982	41,983,307
Onlending BNDES/Finame	30,655,666	35,816,560
Credit card	37,568,984	37,407,733
Vehicle loans	24,741,298	23,699,948
Rural loans	13,642,478	14,422,799
Import	5,318,042	7,140,346
Overdraft for corporates	6,587,239	8,583,285
Receivable insurance premiums	4,301,472	5,517,932
Overdraft for individuals	3,582,020	4,209,637
Leasing	2,249,859	2,738,611
Other	33,659,520	33,459,047
Total portfolio	373,813,665	392,083,873
Impairment of loans and advances	(27,055,566)	(24,780,839)
Total of net loans and advances to customers	346,758,099	367,303,034

(1)    Includes in 2017 R$ 43,968,511 thousand related to payroll loans (2016 - R$ 38,804,196 thousand).

Allowance for loans and advances to customers

Allowance for loans and advances to customers

	R$ thousand
	2017	2016
At the beginning of the year	24,780,839	25,455,204
Impairment of loans and advances	16,860,835	15,350,278
Recovery of credits charged-off as losses	7,034,857	5,507,507
Write-offs	(21,620,965)	(21,532,150)
At the end of the year	27,055,566	24,780,839

Loans and advances to customers include the following finance lease receivables

Loans and advances to customers include the following finance lease receivables.

	R$ thousand
	On December 31
	2017	2016
Gross investments in financial leases receivable:
Up to one year	1,118,286	1,418,546
From one to five years	1,082,149	1,279,347
Over five years	49,424	40,718
Impairment loss on finance leases	(146,812)	(186,594)
Net investment	2,103,047	2,552,017

Net investments in finance leases:
Up to one year	1,034,188	1,300,659
From one to five years	1,021,089	1,212,322
Over five years	47,770	39,036
Total	2,103,047	2,552,017